SUPPLEMENT dated December 27, 2006

                              To the PROSPECTUS of

                       Mellon Equity Large Cap Growth Fund

                            Dated: December 21, 2005
                        (as supplemented August 8, 2006)

--------------------------------------------------------------------------------

The following disclosure supplements the information under the heading "The Investment Adviser/About Mellon Equity" on page 8 in the above noted prospectus:

On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Mellon Equity, currently a wholly-owned subsidiary of MFC, would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

The following disclosure supplements the information under the heading "Investment and Account Information/How to purchase shares" on page 10 in the above noted prospectus:

Through a      You may purchase fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon
               Institutional Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward purchase orders to the fund on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to exchange shares" on page 11 in the above noted prospectus:

Through a      You may exchange fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional Funds directly.
               Mellon Funds Distributor, L.P., the
               distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward exchange orders to the fund on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to redeem shares" on page 11 in the above noted prospectus:

Through a      You may redeem fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional
               Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward redemption orders to the fund on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                       SUPPLEMENT dated December 27, 2006

                              To the PROSPECTUS of

                       Mellon Equity Micro Cap Growth Fund

                            Dated: December 21, 2005

--------------------------------------------------------------------------------

The following disclosure supplements the information under the heading "The Investment Adviser/About Mellon Equity" on page 8 in the above noted prospectus:

On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Mellon Equity, currently a wholly-owned subsidiary of MFC, would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

The following disclosure supplements the information under the heading "Investment and Account Information/How to purchase shares" on page 11 in the above noted prospectus:

Through a      You may purchase fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon
               Institutional Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward purchase orders to the fund on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to exchange shares" on page 12 in the above noted prospectus:

Through a      You may exchange fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional Funds directly.
               Mellon Funds Distributor, L.P., the
               distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward exchange orders to the fund on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to redeem shares" on page 12 in the above noted prospectus:

Through a      You may redeem fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional
               Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward redemption orders to the fund on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                       SUPPLEMENT dated December 27, 2006

                              To the PROSPECTUS of

                    Mellon Institutional Market Neutral Fund

                            Dated: December 21, 2005

--------------------------------------------------------------------------------

The following disclosure supplements the information under the heading "The Investment Adviser/About Franklin Portfolio" on page 8 in the above noted prospectus:

On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Franklin Portfolio, currently a wholly-owned subsidiary of MFC, would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

The following disclosure supplements the information under the heading "Investment and Account Information/How to purchase shares" on page 10 in the above noted prospectus:

Through a      You may purchase fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon
               Institutional Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward purchase orders to the fund on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to exchange shares" on page 11 in the above noted prospectus:

Through a      You may exchange fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional Funds directly.
               Mellon Funds Distributor, L.P., the
               distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward exchange orders to the fund on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to redeem shares" on page 11 in the above noted prospectus:

Through a      You may redeem fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional
               Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward redemption orders to the fund on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                       SUPPLEMENT dated December 27, 2006

                              To the PROSPECTUS of

                        Newton International Equity Fund

                            Dated: December 21, 2005

--------------------------------------------------------------------------------

The following disclosure supplements the information under the heading "The Investment Adviser/About Newton" on page 9 in the above noted prospectus:

On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Newton, currently a wholly-owned subsidiary of MFC, would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

The following disclosure supplements the information under the heading "Investment and Account Information/How to purchase shares" on page 11 in the above noted prospectus:

Through a      You may purchase fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon
               Institutional Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward purchase orders to the fund on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to exchange shares" on page 12 in the above noted prospectus:

Through a      You may exchange fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional Funds directly.
               Mellon Funds Distributor, L.P., the
               distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward exchange orders to the fund on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to redeem shares" on page 12 in the above noted prospectus:

Through a      You may redeem fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional
               Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward redemption orders to the fund on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                       SUPPLEMENT dated December 27, 2006

                              To the PROSPECTUS of

                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                         Standish Mellon Yield Plus Fund
                 (formerly Standish Mellon Enhanced Yield Fund)

                               Dated: May 1, 2006
         (as supplemented June 16, June 27, July 1 and October 25, 2006)

--------------------------------------------------------------------------------

The following disclosure supplements the information under the heading "The Investment Adviser/About Standish Mellon" on page 15 in the above noted prospectus:

On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Standish Mellon, currently a wholly-owned subsidiary of MFC, would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

The following disclosure supplements the information under the heading "Investment and Account Information/How to purchase shares" on page 18 in the above noted prospectus:

Through a      You may purchase fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon
               Institutional Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward purchase orders to the funds on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The funds pay administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to exchange shares" on page 19 in the above noted prospectus:

Through a      You may exchange fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional Funds directly.
               Mellon Funds Distributor, L.P., the distributor of Mellon
               Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward exchange orders to the funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The funds pay administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to redeem shares" on page 19 in the above noted prospectus:

Through a      You may redeem fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional
               Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward redemption orders to the funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The funds pay administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                       SUPPLEMENT dated December 27, 2006

                              To the PROSPECTUS of

            Mellon Institutional Group of Global Fixed Income Funds:
                 Standish Mellon International Fixed Income Fund
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund
                   Standish Mellon Emerging Markets Debt Fund
       (formerly Standish Mellon Opportunistic Emerging Markets Debt Fund)

                               Dated: May 1, 2006
                        (as supplemented August 3, 2006)

--------------------------------------------------------------------------------

The following disclosure supplements the information under the heading "The Investment Adviser/About Standish Mellon" on page 14 in the above noted prospectus:

On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Standish Mellon, currently a wholly-owned subsidiary of MFC, would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

The following disclosure supplements the information under the heading "Investment and Account Information/How to purchase shares" on page 16 in the above noted prospectus:

Through a      You may purchase fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon
               Institutional Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward purchase orders to the funds on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The funds pay administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to exchange shares" on page 17 in the above noted prospectus:

Through a      You may exchange fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional Funds directly.
               Mellon Funds Distributor, L.P., the distributor of Mellon
               Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward exchange orders to the funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The funds pay administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to redeem shares" on page 17 in the above noted prospectus:

Through a      You may redeem fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional
               Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward redemption orders to the funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The funds pay administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                       SUPPLEMENT dated December 27, 2006

                              To the PROSPECTUS of

                      Standish Mellon Tax Exempt Bond Fund

                             Dated: February 1, 2006

--------------------------------------------------------------------------------

The following disclosure supplements the information under the heading "The Investment Adviser/About Standish Mellon" on page 8 in the above noted prospectus:

On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Standish Mellon, currently a wholly-owned subsidiary of MFC, would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

The following disclosure supplements the information under the heading "Investment and Account Information/How to purchase shares" on page 10 in the above noted prospectus:

Through a      You may purchase fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon
               Institutional Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward purchase orders to the fund on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to exchange shares" on page 11 in the above noted prospectus:

Through a      You may exchange fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional Funds directly.
               Mellon Funds Distributor, L.P., the
               distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward exchange orders to the fund on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to redeem shares" on page 11 in the above noted prospectus:

Through a      You may redeem fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional
               Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward redemption orders to the fund on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                       SUPPLEMENT dated December 27, 2006

                              To the PROSPECTUS of

              The Boston Company Emerging Markets Core Equity Fund

                                Dated May 1, 2006

--------------------------------------------------------------------------------

The following disclosure supplements the information under the heading "The Investment Adviser/About The Boston Company Asset Management LLC" on page 8 in the above noted prospectus:

On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM, currently a wholly-owned subsidiary of MFC, would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

The following disclosure supplements the information under the heading "Investment and Account Information/How to purchase shares" on page 11 in the above noted prospectus:

Through a      You may purchase fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon
               Institutional Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward purchase orders to the fund on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to exchange shares" on page 12 in the above noted prospectus:

Through a      You may exchange fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the fund. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional Funds directly.
               Mellon Funds Distributor, L.P., the distributor of Mellon
               Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward exchange orders to the fund on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to redeem shares" on page 12 in the above noted prospectus:

Through a      You may redeem fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional
               Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward redemption orders to the fund on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The fund pays administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                       SUPPLEMENT dated December 27, 2006

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                  The Boston Company Small/Mid Cap Growth Fund
         (formerly The Boston Company Small Capitalization Equity Fund)
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund

                             Dated February 1, 2006
 (as revised March 17, 2006 and supplemented June 28, 2006 and November 1, 2006)

--------------------------------------------------------------------------------

The following disclosure supplements the information under the heading "The Investment Adviser/About The Boston Company Asset Management LLC" on page 16 in the above noted prospectus:

On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM, currently a wholly-owned subsidiary of MFC, would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

The following disclosure supplements the information under the heading "Investment and Account Information/How to purchase shares" on page 20 in the above noted prospectus:

Through a      You may purchase fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon
               Institutional Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward purchase orders to the funds on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The funds pay administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon
               Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to exchange shares" on page 21 in the above noted prospectus:

Through a      You may exchange fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional Funds directly.
               Mellon Funds Distributor, L.P., the distributor of Mellon
               Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward exchange orders to the funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The funds pay administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

The following disclosure supplements the information under the heading "Investment and Account Information/How to redeem shares" on page 21 in the above noted prospectus:

Through a      You may redeem fund shares through an intermediary, such as a
financial      broker-dealer, bank or other financial institution, or an
intermediary   organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Mellon Institutional
               Funds directly. Mellon Funds Distributor, L.P., the distributor of Mellon Institutional Funds, has contracted with certain intermediaries to authorize them and designated plan administrators to accept and forward redemption orders to the funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day's share price. The funds pay administrative service fees to certain financial intermediaries that provide record keeping and/or other administrative support services. The adviser or its affiliates may pay additional compensation from their own resources to certain intermediaries for administrative services, as well as in consideration of marketing or other distribution-related services. Mellon Institutional Funds is not responsible for the failure of any intermediary to carry out its obligations to its customers.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE